Interim and Bridge Funding Facilities	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Interim and Bridge Funding Facilities
11.	INTERIM AND BRIDGE FUNDING FACILITIES

	December 31,
	2014	2013

Interim Funding Facility (a)	$ -	$ 1,789,787
New Bridge Facility (b)	-	339,475
Interest payable	-	13,530

	$ -	$ 2,142,792

(a)	Interim Funding Facility

In December 2010, Rio Tinto provided the Company with an initial, non-revolving interim funding facility (“Interim Funding Facility”) of $1.8 billion to assist in sustaining the development of the Oyu Tolgoi copper-gold mine. All amounts owing under the Interim Funding Facility were repaid by January 14, 2014 with the proceeds from the 2013 rights offering and the facility was then cancelled.

Amounts advanced to the Company under the Interim Funding Facility bore interest at the weighted average rate of return earned by the Company on the aggregate Interim Funding Facility proceeds advanced to Oyu Tolgoi. During the year ended December 31, 2014, the Interim Funding Facility’s effective annual interest rate equaled 90% of the sum of the three-month LIBOR and 6.5%. Any interest and fees incurred under the Interim Funding Facility were subject to a gross-up for applicable withholding taxes.

During the year ended December 31, 2014, interest expense of $4.2 million (2013 - $123.5 million), including a gross-up for applicable withholding taxes, was incurred on the Interim Funding Facility, of which $nil (2013 - $87.3 million) was capitalized as Oyu Tolgoi mine development costs.

(b)	New Bridge Facility

In August 2013, Rio Tinto provided the Company with a secured $600 million bridge funding facility (“New Bridge Facility”) that was subject to a front end fee of $6.0 million, an interest rate of LIBOR plus 5.0% per annum on drawn amounts and a commitment fee of 2.0% per annum on undrawn amounts. Interest and fees incurred under the New Bridge Facility were subject to a gross-up for applicable withholding taxes. All amounts owing under the New Bridge Facility were repaid by January 13, 2014 with the proceeds from the 2013 rights offering; the facility was then cancelled.

During the year ended December 31, 2014, no front end fee (2013 - $6.7 million), interest expense of $0.8 million (2013 - $5.7 million) and commitment fees of $0.2 million (2013 - $2.5 million), each inclusive of a gross-up for applicable withholding taxes, were incurred on the New Bridge Facility, of which $nil (2013 - $4.7 million) was capitalized as Oyu Tolgoi mine development costs.